ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Components of Acquired Intangible Assets

	December 31,
	2011	2012
Intangible assets gross amount
Software license and technology, including $1,506,158 acquired from Telegent (Note 3(c)) and $868,850 acquired from Chengdu Chuanyue (Note 3(a))	$64,446,959	$94,002,608
Completed technology acquired from Spreadtrum USA	28,695,000	28,695,000
Patented and completed technology acquired from Telegent (Note 3(c))	1,000,000	1,000,000
Patented and completed technology acquired from MobilePeak (Note 3(b))	10,300,000	10,300,000
In-progress research and development acquired from Chengdu Chuanyue (Note 3(a))	-	1,869,305
In-progress research and development acquired from MobilePeak (Note 3(b))	11,800,000	11,800,000
	116,241,959	147,666,913
Less: accumulated amortization
Software license and technology	(30,594,708)	(44,819,812)
Completed technology acquired from Spreadtrum USA	(4,749,282)	(5,875,653)
Patented and completed technology acquired from Telegent	(83,333)	(283,333)
Patented and completed technology acquired from MobilePeak	(286,111)	(1,430,555)
In-progress research and development acquired from Chengdu Chuanyue	-	-
In-progress research and development acquired from MobilePeak	-	-
	(35,713,434)	(52,409,353)
Less: accumulated impairment
Software license and technology	(9,430,794)	(9,441,579)
Completed technology acquired from Spreadtrum USA	(12,727,250)	(12,727,250)
Patented and completed technology acquired from Telegent	-	-
Patented and completed technology acquired from MobilePeak	-	-
In-progress research and development acquired from Chengdu Chuanyue	-	-
In-progress research and development acquired from MobilePeak	-	-
	(22,158,044)	(22,168,829)

Net book value
Software license and technology	24,421,457	39,741,217
Completed technology acquired from Spreadtrum USA	11,218,468	10,092,097
Patented and completed technology acquired from Telegent	916,667	716,667
Patented and completed technology acquired from MobilePeak	10,013,889	8,869,445
In-progress research and development acquired from Chengdu Chuanyue	-	1,869,305
In-progress research and development acquired from MobilePeak	11,800,000	11,800,000
	$58,370,481	$73,088,731

Schedule of Estimated Future Amortization Expense Related to Intangible Assets
2013	$20,176,787
2014	14,615,092
2015	7,818,242
2016	4,138,607
2017	3,310,886
2018 and thereafter	9,359,812
$59,419,426